Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of right of use assets

	Land and		Other
	buildings	Vehicles	equipment	Total
	£m	£m	£m	£m
Net book value
At 1 January 2023	182	266	1	449
Exchange differences	(8)	(11)	—	(19)
Additions	63	91	1	155
Disposals	(3)	(3)	—	(6)
Acquisition of companies and businesses	1	—	—	1
Depreciation charge	(57)	(62)	(1)	(120)
Reclassification to property, plant and equipment[1]	—	(8)	—	(8)
At 31 December 2023	178	273	1	452

At 1 January 2024	178	273	1	452
Exchange differences	(2)	—	—	(2)
Additions	61	83	—	144
Disposals	(2)	(4)	—	(6)
Acquisition of companies and businesses	4	—	—	4
Depreciation charge	(57)	(65)	(1)	(123)
Reclassification to property, plant and equipment[1]	—	(8)	—	(8)
At 31 December 2024	182	279	—	461
1.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).

Schedule of lease liabilities

	2024	2023
	£m	£m
At 1 January	445	460
Exchange differences	(1)	(20)
Lease payments	(169)	(182)
Interest	24	25
Additions	142	161
Acquisition of companies and businesses	4	1
At 31 December	445	445
Analysed as follows:
Non-current	315	318
Current	130	127
Total	445	445

Schedule of lease liabilities analysed by currency

	2024	2023
	£m	£m
Pound sterling	43	34
Euro	75	63
US dollar	267	289
Other currencies	60	59
At 31 December	445	445

Schedule of maturities of lease liabilities

	2024	2023
	£m	£m
Less than one year	150	146
Between one and five years	289	298
More than five years	65	72
Future minimum payments	504	516
Effect of discounting	(59)	(71)
Carrying value	445	445

Schedule of other lease cost

	2024	2023
	£m	£m
Expenses relating to short-term leases	25	14
Expenses relating to leases of low-value assets	5	8
Expenses relating to variable lease payments	3	2
At 31 December	33	24